Supplemental Information	12 Months Ended
Dec. 31, 2015
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Supplemental Information

Note 21: Supplemental Information

The operations and key financial measures and financial analysis differ significantly for manufacturing and distribution businesses and financial services businesses; therefore, management believes that certain supplemental disclosures are important in understanding the consolidated operations and financial results of CNH Industrial. This supplemental information does not purport to represent the operations of each group as if each group were to operate on a standalone basis. For example, Industrial Activities presents the cost of “interest free” periods for wholesale receivables as Interest Compensation to Financial Services, and not as a reduction of sales in their Statements of Operations. This supplemental data is as follows:

Industrial Activities—The financial information captioned “Industrial Activities” reflects the consolidation of all majority-owned subsidiaries except for Financial Services business. Financial Services business has been included using the equity method of accounting whereby the net income and net assets of Financial Services business are reflected, respectively, in “Equity in income of unconsolidated subsidiaries and affiliates” in the accompanying consolidated statements of operations, and in “Investment in Financial Services” in the accompanying consolidated balance sheets.

Financial Services—The financial information captioned “Financial Services” reflects the consolidation or combination of Financial Services business.

Transactions between the “Industrial Activities” and “Financial Services” have been eliminated to arrive at the consolidated financial statements.

	Statement of Operations
	Industrial Activities			Financial Services
	2015	2014	2013	2015	2014	2013
	(in millions, except share data)
Revenues
Net sales	$24,677	$31,198	$32,661	$—	$—	$—
Finance and interest income	201	258	271	1,603	1,828	1,679
Total Revenues	$24,878	$31,456	$32,932	$1,603	$1,828	$1,679
Costs and Expenses
Cost of goods sold	$20,357	$25,536	$26,580	$—	$—	$—
Selling, general & administrative expenses	2,032	2,568	2,764	285	357	330
Research and development expenses	856	1,106	1,222	—	—	—
Restructuring expenses	82	184	71	2	—	—
Interest expense	678	857	799	576	705	658
Interest compensation to Financial Services	314	357	352	—	—	—
Other, net	497	290	251	235	235	210
Total Costs and Expenses	24,816	30,898	32,039	1,098	1,297	1,198
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	62	558	893	505	531	481
Income taxes	202	280	518	158	187	153
Equity income of unconsolidated subsidiaries and affiliates	20	68	110	21	18	15
Results from intersegment investments	368	362	343	—	2	(1)
Net income	$248	$708	$828	$368	$364	$342

	Balance Sheets
	Industrial Activities		Financial Services
	2015	2014	2015	2014
	(in millions, except share data)
ASSETS
Cash and cash equivalents	$4,551	$4,122	$833	$1,041
Restricted cash	15	1	912	977
Trade receivables	555	1,025	52	92
Financing receivables	2,162	4,767	19,974	22,717
Inventories, net	5,513	6,845	177	163
Property, plant and equipment, net	6,479	6,862	2	3
Investments in unconsolidated subsidiaries and affiliates	2,846	3,063	136	136
Equipment under operating leases	10	20	1,825	1,498
Goodwill	2,295	2,324	152	160
Other intangible assets, net	793	828	17	22
Deferred tax assets	1,087	1,508	163	239
Derivative assets	205	198	6	9
Other assets	1,303	1,502	527	781
TOTAL ASSETS	$27,814	$33,065	$24,776	$27,838
LIABILITIES AND EQUITY
Debt	$8,304	$11,520	$21,219	$24,086
Trade payables	5,176	5,850	197	197
Deferred tax liabilities	60	202	274	250
Pension, postretirement and other postemployment benefits	2,263	2,594	19	20
Derivative liability	62	221	7	16
Other liabilities	7,088	7,701	605	675
TOTAL LIABILITIES	$22,953	$28,088	$22,321	$25,244
Equity	4,843	4,961	2,455	2,594
Redeemable noncontrolling interest	18	16	—	—
TOTAL EQUITY AND LIABILITIES	$27,814	$33,065	$24,776	$27,838

	Cash Flow Statements
	Industrial Activities			Financial Services
	2015	2014	2013	2015	2014	2013
	(in millions)
Operating activities:
Net income	$248	$708	$828	$368	$364	$342
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization expense, net of assets under operating lease and assets sold under buy-back commitments	694	725	686	5	6	4
Depreciation and amortization expense of assets under operating lease and assets sold under buy-back commitments	238	257	286	209	152	127
Loss (gain) from disposal of assets	(2)	(1)	25	—	9	—
Undistributed income of unconsolidated subsidiaries	(104)	(181)	(108)	(17)	(20)	(8)
Other non-cash items	213	101	72	118	153	124
Changes in operating assets and liabilities:
Provisions	(61)	110	104	13	11	3
Deferred income taxes	59	(110)	(62)	60	71	3
Trade and financing receivables related to sales, net	354	285	306	(50)	(1,101)	(943)
Inventories, net	507	(187)	(1,225)	(34)	15	20
Trade payables	(162)	(790)	903	4	(66)	39
Other assets and liabilities	114	(104)	395	214	434	(129)
Net cash provided (used) by operating activities	2,098	813	2,210	890	28	(418)
Investing activities:
Additions to retail receivables	—	—	—	(4,498)	(6,467)	(7,511)
Collections of retail receivables	—	—	—	5,146	6,506	6,043
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments	11	25	7	—	—	—
Proceeds from sale of assets under operating leases and assets sold under buy-back commitments	320	319	194	406	258	272
Expenditures for property, plant and equipment and intangible assets, net of assets under operating lease and sold under buy-back commitments	(653)	(1,005)	(1,220)	(3)	(17)	(7)
Expenditures for assets under operating lease and assets sold under buy-back commitments	(875)	(797)	(805)	(976)	(1,017)	(634)
Other	2,164	498	525	(2,016)	(275)	(663)
Net cash provided (used) by investing activities	967	(960)	(1,299)	(1,941)	(1,012)	(2,500)
Financing activities:
Proceeds from long-term debt	650	3,356	1,339	9,277	14,021	11,125
Payments of long-term debt	(2,483)	(2,145)	(2,049)	(8,185)	(13,178)	(7,939)
Net increase (decrease) in other financial liabilities	36	(198)	265	48	(127)	249
Dividends paid	(297)	(382)	(368)	(207)	(160)	(270)
Other	23	18	(6)	43	13	11
Net cash provided (used) by financing activities	(2,071)	649	(819)	976	569	3,176
Effect of foreign exchange rate changes on cash and cash equivalents	(565)	(390)	28	(133)	(101)	(10)
Increase (decrease) in cash and cash equivalents	429	112	120	(208)	(516)	248
Cash and cash equivalents, beginning of year	4,122	4,010	3,890	1,041	1,557	1,309
Cash and cash equivalents, end of year	$4,551	$4,122	$4,010	$833	$1,041	$1,557